Credit facilities (Details Narrative)	1 Months Ended							4 Months Ended	6 Months Ended
	Apr. 30, 2025	Feb. 28, 2025	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2023 USD ($) shares	Jul. 20, 2022 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Oct. 09, 2025	May 30, 2024	Jul. 20, 2022 SGD ($)
Short-Term Debt [Line Items]
Amortization of debt discount									$ 325,000	$ 137,662
Interest rate												15.00%
Convertible notes									2,443,741		$ 2,332,529
Amortization of discount on debt instruments										15,265
Interest expense									594,558	858,205
Five Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description					One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”).	One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”).
Debt conversion, description					If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.	If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.
Five Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate					70.00%	70.00%
Five Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate						8.00%							8.00%
Four Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description			Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”).	Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”).
Debt conversion, description			If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.	If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.
Four Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate			70.00%	70.00%
Four Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate			8.00%	8.00%
Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Debt conversion, description		The interest rate increased from 8% per annum to 12% per annum beginning in February 2025. The conversion price of the D-2 Notes also amended to be 55% (amended from 70%) of the IPO price of $4.00.
Two Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description	Two convertible notes have a maturity date to be due in April 2026 (extended to October 2026).
Debt conversion, description	If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full or the investors may elect to convert any of the Notes held by it at a conversion price of 60% of the subscription price of Series D-2.
Two Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate	60.00%
Two Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Third Parties [Member]
Short-Term Debt [Line Items]
Amortization of debt discount										$ 122,397
Senior Notes [Member]
Short-Term Debt [Line Items]
Amortization of debt discount									$ 325,000
Convertible Promissory Notes [Member] | Series of Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Aggregate principal amount								$ 7,700,000						$ 10,300,083
Interest rate								5.00%						5.00%
Convertible notes							$ 7,735,209
Convertible Promissory Notes [Member] | Series of Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Convertion rate								70.00%
Conversion of stock, shares converted | shares							2,553,700
Convertible Promissory Notes [Member] | Five Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Convertible notes					$ 1,600,000	$ 1,600,000
Convertible Promissory Notes [Member] | Four Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Convertible notes			$ 200,000	$ 200,000